Material gain or loss	12 Months Ended
Dec. 31, 2022
Profit (loss) [abstract]
Material gain or loss
9.
Material gain or loss

The Group has identified a number of items which are material due to the significance of their nature and/or amount. These are listed separately here to provide a better understanding of the financial performance of the Group (in thousands):

	Note	2020	2021	2022
Research and development costs expensed		(22,484)	(13,599)	(10,307)
Amortization - Intangible assets	11	(177,857)	(201,634)	(278,086)
Depreciation - Property, plant and equipment	12	(12,094)	(15,533)	(16,360)
Depreciation - Right-of-use assets	13	(27,272)	(34,031)	(38,329)
Impairment losses on intangible assets	11	(36,269)	(11,779)	(116,787)
Impairment losses on property, plant and equipment	12	(757)	-	(8,424)
Impairment losses on right-of-use assets	13	(2,234)	-	(11,521)
Transaction related legal and advisory expenses		(24,598)	(18,596)	(29,171)
Gains on items at present value remeasurements	7	288,853	384,122	638,987
Gains related to conversion of convertible notes		-	78,467	-
(Losses)/gains from fair value remeasurements of convertible note embedded derivatives	7	(2,354,720)	1,560,370	667,028
Loss on derecognition of convertible notes	8	-	-	(27,251)